CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - First Company Repurchase (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Proceeds from the issuance of the Convertible Notes	$ 70,949
Series C | First Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Proceeds from the issuance of the Convertible Notes		$ 10,000
Number of shares repurchased		1,888,572
Price per share		$ 5.30
Carrying amount per share		$ 2.42
Carrying amount of shares repurchased		$ 4,600
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount		$ 5,400